Vanguard Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (95.0%)1
Communication Services (14.8%)
*	Alphabet Inc. Class C	17,658	21,525
*	Charter Communications Inc. Class A	36,916	15,214
*	Facebook Inc. Class A	82,324	14,660
*	Alphabet Inc. Class A	11,631	14,203
*	Take-Two Interactive Software Inc.	86,579	10,852
*	Liberty Global plc	431,382	10,263
*	Netflix Inc.	33,041	8,842
*	TripAdvisor Inc.	180,874	6,996
	Tencent Holdings Ltd. ADR	49,271	2,051
*	Liberty Global plc Class A	77,695	1,923
*,^	Pinterest Inc. Class A	50,140	1,326
*,2	Pinterest Inc. Class A (Restricted)	41,442	987
			108,842
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	11,666	20,251
*	Dollar Tree Inc.	151,965	17,348
	Hasbro Inc.	137,915	16,369
	Home Depot Inc.	57,912	13,437
	Domino's Pizza Inc.	29,187	7,139
*	O'Reilly Automotive Inc.	10,087	4,020
	Hilton Worldwide Holdings Inc.	41,864	3,898
*	Under Armour Inc. Class A	190,588	3,800
	Ross Stores Inc.	27,776	3,051
*	Alibaba Group Holding Ltd. ADR	17,337	2,899
*,2	Uber Technologies Inc. (Restricted)	74,490	2,043
	TJX Cos. Inc.	34,231	1,908
*,^	Wayfair Inc.	15,170	1,701
	NIKE Inc. Class B	17,552	1,649
*,^	Uber Technologies Inc.	11,222	342
			99,855
Consumer Staples (3.8%)
	Constellation Brands Inc. Class A	111,488	23,109
*	Monster Beverage Corp.	85,533	4,966
			28,075
Financials (7.8%)
	KKR & Co. Inc. Class A	625,753	16,801
	Charles Schwab Corp.	239,602	10,023
	CME Group Inc.	43,929	9,284
	Progressive Corp.	63,845	4,932
*	Markel Corp.	3,474	4,106
	Intercontinental Exchange Inc.	41,695	3,847
	Marsh & McLennan Cos. Inc.	34,086	3,410
	S&P Global Inc.	10,172	2,492
	MSCI Inc. Class A	10,160	2,212
	MarketAxess Holdings Inc.	2,155	706
			57,813

Health Care (10.3%)
* IQVIA Holdings Inc.	131,651	19,666
UnitedHealth Group Inc.	71,717	15,586
* Illumina Inc.	41,979	12,771
* Edwards Lifesciences Corp.	30,899	6,795
* Biogen Inc.	29,046	6,762
Thermo Fisher Scientific Inc.	14,681	4,276
* Elanco Animal Health Inc.	81,319	2,162
Danaher Corp.	14,898	2,152
* Penumbra Inc.	13,518	1,818
* Seattle Genetics Inc.	19,100	1,631
* Mettler-Toledo International Inc.	1,872	1,319
* DexCom Inc.	4,684	699
		75,637
Industrials (5.5%)
Lockheed Martin Corp.	19,628	7,656
TransUnion	91,603	7,430
* IHS Markit Ltd.	93,402	6,247
Boeing Co.	13,805	5,252
Northrop Grumman Corp.	13,129	4,921
Equifax Inc.	34,739	4,887
* CoStar Group Inc.	3,282	1,947
AMETEK Inc.	12,656	1,162
Canadian National Railway Co. (New York Shares)	10,087	906
		40,408
Information Technology (33.9%)
Microsoft Corp.	436,336	60,664
Mastercard Inc. Class A	92,864	25,219
Visa Inc. Class A	122,002	20,986
* PayPal Holdings Inc.	172,011	17,819
* Autodesk Inc.	97,323	14,375
Apple Inc.	55,051	12,330
Applied Materials Inc.	191,773	9,569
* FleetCor Technologies Inc.	30,773	8,825
* Arista Networks Inc.	36,717	8,772
* Adobe Inc.	26,708	7,378
* ServiceNow Inc.	28,814	7,314
* salesforce.com Inc.	46,614	6,919
Global Payments Inc.	37,489	5,961
SS&C Technologies Holdings Inc.	110,232	5,685
Fidelity National Information Services Inc.	42,389	5,627
CDW Corp.	42,615	5,252
* DocuSign Inc. Class A	83,140	5,148
Microchip Technology Inc.	55,232	5,132
* Workday Inc. Class A	25,782	4,382
* Advanced Micro Devices Inc.	137,385	3,983
* Splunk Inc.	31,261	3,684
* Tyler Technologies Inc.	10,647	2,795
* Gartner Inc.	15,144	2,165
		249,984
Materials (2.9%)
Ball Corp.	255,179	18,580
Sherwin-Williams Co.	5,585	3,071
		21,651

Other (0.0%)
*,§,2 WeWork Class A PP			1,460	67

Real Estate (2.4%)
American Tower Corp.			34,392	7,605
Crown Castle International Corp.			45,991	6,393
Equinix Inc.			6,600	3,807
				17,805
Total Common Stocks (Cost $515,322)				700,137
	Coupon
Preferred Stocks (0.4%)
*,§,2,3 Airbnb Inc.	8.000%		9,972	1,255
*,§,2,3 WeWork Pfd. D1 PP			19,954	916
*,§,2,3 WeWork Pfd. D2 PP			15,678	720
Total Preferred Stocks (Cost $1,522)				2,891
Temporary Cash Investments (4.8%)1
Money Market Fund (4.0%)
4,5 Vanguard Market Liquidity Fund	2.098%		296,530	29,656

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.7%)
Bank of America Securities, LLC
(Dated 9/30/19, Repurchase Value
$4,700,000, collateralized by
Government National Mortgage Assn.
4.181%, 6/20/69, with a value of
$4,794,000)	2.320%	10/1/19	4,700	4,700

U.S. Government and Agency Obligations (0.1%)
6 United States Treasury Bill	1.954%	11/7/19	1,000	998
Total Temporary Cash Investments (Cost $35,357)				35,354
Total Investments (100.2%) (Cost $552,201)				738,382
Other Assets and Liabilities-Net (-0.2%)5				(1,134)
Net Assets (100%)				737,248

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,845,000.
§ Security value determined using significant unobservable inputs.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.5% and 2.3%, respectively, of net assets.
2 Restricted securities totaling $5,988,000, representing 0.8% of net assets. See Restricted Securities table for additional information.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,928,000 of collateral received for securities on loan.
6 Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Growth Portfolio

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
Uber Technologies Inc. (Restricted)	June 2014[1]	1,156[1]
WeWork Pfd. D1 PP	December 2014	332
WeWork Pfd. D2 PP	December 2014	261
WeWork Class A PP	December 2014	24
Pinterest Inc. Class A (Restricted)	March 2015[1]	893[1]
Airbnb Inc.	June 2015	928
1 Represents pre-initial public offering acquisition date and cost. Portfolio currently holds the publicly traded shares.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	122	18,169	(179)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an

Growth Portfolio

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	697,040	3,030	67
Preferred Stocks	—	—	2,891
Temporary Cash Investments	29,656	5,698	—
Futures Contracts—Assets[1]	90	—	—
Total	726,786	8,728	2,958
1 Represents variation margin on the last day of the reporting period.